Consolidated statement of changes in equity - EUR (€) € in Thousands	Total	Share Capital	Share Premium Reserve	Treasury Shares	Cash flow Hedge Reserve	Cost of Hedging Reserve	Reserve for Actuarial Gains / (Losses)	Foreign Currency Translation Reserve	Retained Earnings and Other Reserve	Equity Attributable to Equity Holders of the Parent	Non-Controlling Interests
Beginning Balance at Dec. 31, 2021	€ 841,659	€ 21,698	€ 389,312	€ (27,740)	€ (1,277)		€ (745)	€ (22,680)	€ 483,506	€ 842,074	€ (415)
Other comprehensive income	14,237				6,648	€ (179)	671	7,069		14,209	28
Net Profit	143,016								142,849	142,849	167
Total Comprehensive Income	157,253				6,648	(179)	671	7,069	142,849	157,058	195
Dividends	(13,500)								(13,500)	(13,500)
Share-based incentive plans	10,498								10,498	10,498
Total effects	(3,002)								(3,002)	(3,002)
Ending Balance at Dec. 31, 2022	995,910	21,698	389,312	(27,740)	5,371	(179)	(74)	(15,611)	623,353	996,130	(220)
Other comprehensive income	1,357				(3,130)	96	(213)	4,635		1,388	(31)
Net Profit	145,690								145,631	145,631	59
Total Comprehensive Income	147,047				(3,130)	96	(213)	4,635	145,631	147,019	28
Dividends	(14,294)								(14,294)	(14,294)
Share-based incentive plans	4,151			507					3,644	4,151
Acquisition of non-controlling interests	(250)								(557)	(557)	307
Other	82								82	82
Total effects	(10,311)			507					(11,125)	(10,618)	307
Ending Balance at Dec. 31, 2023	1,132,646	21,698	389,312	(27,233)	2,241	(83)	(287)	(10,976)	757,859	1,132,531	115
Other comprehensive income	(4,645)				(3,270)	(7)	234	(1,602)		(4,645)
Net Profit	117,766								117,778	117,778	(12)
Total Comprehensive Income	113,121				(3,270)	(7)	234	(1,602)	117,778	113,133	(12)
Dividends	(14,457)								(14,457)	(14,457)
Change in the consolidated group									56	56	(56)
Capital increase	174,910	534	174,376							174,910
Transaction costs related to capital increase.	(5,425)		(5,425)							(5,425)
Taxes relating to capital increase costs	1,302		1,302							1,302
Share-based incentive plans	2,394			85					2,309	2,394
Other	(106)								(105)	(105)	(1)
Total effects	158,618	534	170,253	85					(12,197)	158,675	(57)
Ending Balance at Dec. 31, 2024	€ 1,404,385	€ 22,232	€ 559,565	€ (27,148)	€ (1,029)	€ (90)	€ (53)	€ (12,578)	€ 863,440	€ 1,404,339	€ 46